Collaborative Arrangements	12 Months Ended
Mar. 31, 2011
COLLABORATIVE ARRANGEMENTS [Abstract]
COLLABORATIVE ARRANGEMENTS

13.	COLLABORATIVE ARRANGEMENTS

The Company’s business strategy includes forming collaborations to develop and commercialize its products, and to access technological, financial, marketing, manufacturing and other resources. The Company has entered into several collaborative arrangements, as described below:

Janssen

Under a product development agreement, the Company collaborated with Janssen on the development of RISPERDAL CONSTA. Under the development agreement, Janssen provided funding to the Company for the development of RISPERDAL CONSTA, and Janssen is responsible for securing all necessary regulatory approvals for the product. Under license agreements, the Company granted Janssen and an affiliate of Janssen exclusive worldwide licenses to use and sell RISPERDAL CONSTA. Under the Company’s license agreements with Janssen, the Company receives royalties equal to 2.5% of Janssen’s net sales of RISPERDAL CONSTA in the quarter when the product is sold by Janssen. Janssen can terminate the license agreements upon 30 days prior written notice to the Company.

The Company exclusively manufactures RISPERDAL CONSTA for commercial sale. Under the manufacturing and supply agreement with Janssen, the Company records manufacturing revenue when product is shipped to Janssen, based on a percentage of Janssen’s net unit sales price for RISPERDAL CONSTA for the calendar year. This percentage is determined based on Janssen’s unit demand for the calendar year and varies based on the volume of units shipped, with a minimum manufacturing fee of 7.5%.

The manufacturing and supply agreement terminates on expiration of the license agreements. In addition, either party may terminate the manufacturing and supply agreement upon a material breach by the other party which is not resolved within 60 days written notice or upon written notice in the event of the other party’s insolvency or bankruptcy. Janssen may terminate the agreement upon six months written notice to the Company. In the event that Janssen terminates the manufacturing and supply agreement without terminating the license agreements, the royalty rate payable to the Company on Janssen’s net sales of RISPERDAL CONSTA would increase from 2.5% to 5.0%.

During the years ended March 31, 2011, 2010 and 2009, the Company recognized $154.4 million, $148.8 million, and $150.2 million, respectively, of revenue from its arrangements with Janssen.

Amylin

In May 2000, the Company entered into a development and license agreement with Amylin for the development of BYDUREON, which is under development for the treatment of type 2 diabetes. Pursuant to the development and license agreement, Amylin has an exclusive, worldwide license to the Company’s polymer-based microsphere technology for the development and commercialization of injectable extended-release formulations of exendins and other related compounds. Amylin has entered into a collaboration agreement with Lilly for the development and commercialization of exenatide, including BYDUREON. The Company receives funding for R&D and milestone payments consisting of cash and warrants for Amylin common stock upon achieving certain development and commercialization goals and will also receive royalty payments based on future product sales, if any. In October 2005 and in July 2006, the Company amended the development and license agreement. Pursuant to the 2006 amendment, the Company is responsible for formulation and non-clinical development of any products that may be developed pursuant to the agreement and for manufacturing these products for use in clinical trials and, in certain cases, for commercial sale. Subject to its arrangement with Lilly, Amylin is responsible for conducting clinical trials, securing regulatory approvals and marketing any products resulting from the collaboration on a worldwide basis.

In conjunction with the 2005 amendment of the development and license agreement with Amylin, the parties reached an agreement regarding the construction of a manufacturing facility for BYDUREON and certain technology transfer related thereto. In December 2005, Amylin purchased a facility for the manufacture of BYDUREON and began construction in early calendar year 2006. Amylin is responsible for all costs and expenses associated with the design, construction and validation of the facility. The parties have agreed that the Company will transfer its technology for the manufacture of BYDUREON to Amylin. Amylin agreed to reimburse the Company for any time, at an agreed-upon FTE rate, and materials expense the Company incurred with respect to the transfer of technology. In January 2009, the parties agreed that the technology transfer was complete. Amylin will be responsible for the manufacture of BYDUREON and will operate the facility. Until the end of the first ten full calendar years following the year in which the first commercial sale of BYDUREON takes place, the Company will receive royalties equal to 8% of net sales from the first 40 million units of BYDUREON sold in any particular year and 5.5% of net sales from units sold beyond the first 40 million for that year. After this period, royalties will be paid at the rate of 5.5% of net sales. Notwithstanding the aforementioned, in countries in which there is no patent coverage for the product, royalties will be payable at the rate of 25% of 5.5% for ten years from the first commercial sale in such country. Amylin’s obligation to pay royalties on BYDUREON shall cease on a country by country basis upon the later of (i) ten years after the date of the first commercial sale of the product in such country or (ii) the expiration of the last patent covering BYDUREON in such country. In addition, the Company will receive a $7.0 million milestone payment upon the first commercial sale of BYDUREON in the U.S. and an additional $7.0 million milestone payment upon the first commercial sale in Europe.

Amylin may terminate the development and license agreement for any reason upon 180 days written notice to the Company. In addition, either party may terminate the development and license agreement upon a material default or breach by the other party that is not cured within 60 days after receipt of written notice specifying the default or breach.

During the years ended March 31, 2011, 2010, and 2009, the Company recognized $2.9 million, $4.1 million and $9.5 million, respectively, of revenue from its arrangements with Amylin.

Cilag

In December 2007, the Company entered into a license and commercialization agreement with Cilag to commercialize VIVITROL for the treatment of alcohol dependence and opioid dependence in Russia and other countries in the CIS. Under the terms of the agreement, Cilag has primary responsibility for securing all necessary regulatory approvals for VIVITROL and Janssen-Cilag, an affiliate of Cilag, commercializes the product. The Company is responsible for the manufacture of VIVITROL and receives manufacturing revenue upon shipment of VIVITROL to Cilag and royalty revenues based upon Cilag product sales.

In December 2007, Cilag made a nonrefundable payment of $5.0 million to the Company upon signing the agreement and in August 2008 paid the Company an additional $1.0 million upon achieving regulatory approval of VIVITROL for the treatment of alcohol dependence in Russia. Under the agreement, Cilag could pay the Company up to an additional $33.0 million in milestone payments upon the receipt of additional regulatory approvals for the product, the occurrence of certain agreed-upon events and levels of VIVITROL sales.

Commencing five years after the effective date of the agreement, Cilag will have the right to terminate the agreement at any time by providing 90 days prior written notice to the Company, subject to certain continuing rights and obligations between the parties. Cilag will also have the right to terminate the agreement upon 90 days advance written notice to the Company if a change in the pricing and/or reimbursement of VIVITROL in Russia and other countries of the CIS has a material adverse effect on the underlying economic value of commercializing the product such that it is no longer reasonably profitable to Cilag. In addition, either party may terminate the agreement upon a material breach by the other party which is not cured within 90 days advance written notice of material breach or, in certain circumstances, a 30 day extension of that period.

During the year ended March 31, 2011, 2010 and 2009, the Company recognized $0.4 million, $0.8 million and $1.4 million of revenue from its arrangement with Cilag, respectively.

Cephalon

In June 2005 and October 2006, the Company entered into the Agreements and Amendments, respectively, with Cephalon to jointly develop, manufacture and commercialize extended-release forms of naltrexone, including VIVITROL (the “product” or “products”), in the U.S. Under the terms of the Agreements, the Company provided Cephalon with a co-exclusive license to use and sell the product in the U.S. and a non-exclusive license to manufacture the product under certain circumstances, with the ability to sublicense. The Company was responsible for obtaining marketing approval for VIVITROL in the U.S. for the treatment of alcohol dependence, which was received from the FDA in April 2006, for completing the first VIVITROL manufacturing line and manufacturing the product. The companies shared responsibility for additional development of the products, and also shared responsibility for developing the commercial strategy for the products. Cephalon had primary responsibility for the commercialization, including distribution and marketing, of the products in the U.S. and the Company supported this effort with a team of managers of market development. Cephalon paid the Company an aggregate of $274.6 million in nonrefundable milestone payments related to the Agreements and Amendments, and the Company was responsible to fund the first $124.6 million of cumulative net losses incurred on the product.

In November 2008, the Company and Cephalon agreed to end the collaboration for the development, supply and commercialization of certain products, including VIVITROL in the U.S., effective on the Termination Date, and the Company assumed the risks and responsibilities for the marketing and sale of VIVITROL in the U.S. The Company paid Cephalon $16.0 million for title to two partially completed VIVITROL manufacturing lines, and the Company received $11.0 million from Cephalon as payment to fund their share of estimated VIVITROL product losses during the one-year period following the Termination Date.

At the Termination Date, the Company was responsible for all VIVITROL profits or losses, net of $11.0 million Cephalon paid the Company to fund its share of estimated VIVITROL product losses during the one-year period following the Termination Date, and Cephalon has no rights to royalty payments on future sales of VIVITROL. In order to facilitate the full transfer of all commercialization of VIVITROL to the Company, Cephalon, at the Company’s option, and on its behalf, agreed to perform certain transition services until May 31, 2009 at an FTE rate agreed to by the parties.

During the years ended March 31, 2011, 2010 and 2009, the Company recognized none, $5.0 million and $134.0 million, respectively, of revenue from its arrangements with Cephalon. During the years ended March 31, 2011, 2010 and 2009, the Company recorded expenses of none, $0.6 million and $1.8 million, respectively, related to certain transition services performed by Cephalon on its behalf.

Lilly

On March 7, 2008, the Company received a letter from Lilly terminating the development and license agreement between Lilly and the Company dated April 1, 2001, as amended, relating to the development of inhaled formulations of insulin and other compounds potentially useful for the treatment of diabetes, based on the Company’s proprietary AIR pulmonary technology. In June 2008, the Company entered into an agreement (the “AIR Insulin Termination Agreement”) with Lilly whereby the Company received $40.0 million in cash as payment for all services it had performed through the date of the AIR Insulin Termination Agreement and title to the Lilly-owned manufacturing equipment located at the Company’s AIR manufacturing facility. Upon entering into the AIR Insulin Termination Agreement, the license the Company granted to Lilly under the development and license agreement reverted to the Company.

During the years ended March 31, 2011, 2010 and 2009, the Company recognized none, none and $26.8 million, respectively, of revenue from its arrangements with Lilly.

Rensselaer Polytechnic Institute

In September 2006, the Company and Rensselaer Polytechnic Institute (“RPI”) entered into a license agreement granting the Company exclusive rights to a family of opioid receptor compounds discovered at RPI. These compounds represent an opportunity for the Company to develop therapeutics for a broad range of diseases and medical conditions, including addiction, pain and other central nervous system disorders.

Under the terms of the agreement, RPI granted the Company an exclusive worldwide license to certain patents and patent applications relating to its compounds designed to modulate opioid receptors. The Company is responsible for the continued research and development of any resulting product candidates. The Company paid RPI a nonrefundable, upfront payment of $0.5 million and is obligated to pay annual fees of up to $0.2 million, and tiered royalty payments of between 1% and 4% of annual net sales in the event any products developed under the agreement are commercialized. In addition, the Company is obligated to make milestone payments in the aggregate of up to $9.1 million, upon certain agreed-upon development events. All amounts paid to RPI under this license agreement have been expensed and are included in research and development expenses. In July 2008, the parties amended the agreement to expand the license to include certain additional patent applications. The Company paid RPI an additional nonrefundable payment of $0.1 million and slightly increased the annual fees in consideration of this amendment. During the years ended March 31, 2011, 2010 and 2009, the Company recorded R&D expense of $0.4 million, $0.3 million and $0.6 million related to its agreements with RPI.

Acceleron

In December 2009, the Company entered into a collaborative arrangement with, and made an investment in, Acceleron Pharma, Inc. (“Acceleron”). In exchange for a nonrefundable, upfront payment of $2.0 million, an equity investment in Acceleron of $8.0 million and certain potential milestone payments and royalties, the Company has obtained an exclusive license to Acceleron’s proprietary long-acting Fc fusion technology platform, called the MEDIFUSIONtm technology, which is designed to extend the circulating half-life of proteins and peptides. The first drug candidate being developed with this technology is a long-acting form of a TNF receptor-Fc fusion protein for the treatment of rheumatoid arthritis and related autoimmune diseases.

The Company and Acceleron have agreed to collaborate on the development of product candidates from the MEDIFUSION technology platform. Pursuant to the terms of the agreement, Acceleron will develop up to two selected drug compounds using the MEDIFUSION technology through preclinical studies, at which point the Company will assume responsibility for all clinical development and commercialization of these two compounds and any other compounds the Company elects to develop resulting from the platform. Acceleron will retain all rights to the technology for products derived from the TGF-beta superfamily.

The Company’s December 2009 investment in Acceleron consisted of an $8.0 million purchase of shares of Series D-1 convertible, redeemable preferred stock. In July 2010, the Company invested an additional $0.5 million in exchange for shares of Series E convertible, redeemable preferred stock and common stock warrants. The Company’s Chairman, President and Chief Executive Officer is one of nine members of Acceleron’s board of directors. The Company accounts for its investment in Acceleron under the cost method as Acceleron is a privately-held company over which the Company does not exercise significant influence. The Company will continue to monitor this investment to evaluate whether any decline in its value has occurred that would be other-than-temporary, based on the implied value from any recent rounds of financing completed by Acceleron, specific events at Acceleron, market prices of comparable public companies and general market conditions. The Company’s investment balance of $8.5 million and $8.0 million at March 31, 2011 and 2010, respectively, is recorded within “Other assets” in the accompanying consolidated balance sheets.

In addition to the upfront payment and equity investment, the Company will reimburse Acceleron for any time, at an agreed-upon FTE rate, and materials expense Acceleron incurs during development. The Company is obligated to make developmental and sales milestone payments in the aggregate of up to $110.0 million per product in the event that certain development and sales goals are achieved. The Company is also obligated to make tiered royalty payments in the mid-single digits on annual net sales in the event any products developed under the agreement are commercialized.

During the year ended March 31, 2011 and 2010, the Company incurred expenses of $3.0 million and $0.9 million, respectively, in connection with its arrangement with Acceleron, which is recorded within “Research and development” expense in the accompanying consolidated statement of operations and comprehensive (loss) income. Additionally, the $2.0 million upfront payment made during the year ended March 31, 2010, was charged to R&D expense as technological feasibility of the acquired technology had not been established.

Civitas

In December 2010, the Company entered into an arrangement with Civitas Therapeutics, Inc. (“Civitas”) whereby the Company sold, assigned, transferred, conveyed and delivered to Civitas the right, title and interest of its pulmonary patent portfolio and certain of its pulmonary drug delivery equipment, instruments and technical and regulatory documentation in exchange for 15% of the issued shares of the Series A preferred stock of Civitas and a royalty on future sales of any products developed using the pulmonary drug delivery technology. In addition, the Company has a seat on the Civitas board of directors.

Civitas is a privately held biopharmaceutical company that secured a $20 million Series A financing, of which $10 million was received in December 2010 and a further $10 million is payable to Civitas upon an acceptance by the U.S. Food and Drug Administration of an investigational new drug application for a pulmonary product. Civitas also entered into an agreement to sublease the Company’s pulmonary manufacturing facility located in Chelsea, Massachusetts and has an option to purchase the Company’s pulmonary manufacturing equipment located at this facility. Commencing six months after its effective date, Civitas may terminate the asset purchase and license agreement for any reason upon 90 days written notice to the Company. The Company may terminate the asset purchase and license agreement for default in the event Civitas does not meet certain minimum development performance obligations. Either party may terminate the asset purchase and license agreement upon a material default or breach by the other party that is not cured within 45 days after receipt of written notice specifying the default or breach.

At March 31, 2011, the Company has an approximately 13% ownership position in Civitas and accounts for its investment in Civitas under the equity method, as the Company believes it may be able to exercise significant influence over the operating and financial policies of Civitas. Under the equity method, when the Company records its proportionate share of Civitas’ net loss, it decreases other income (expense) in its consolidated statements of operations and reduces the carrying value of its investment in Civitas. The Company is not obligated to fund future losses, if any, of Civitas. The Company will incur its proportionate share of Civitas’ net loss up to the carrying value of the Company’s investment in Civitas. Conversely, when the Company records its proportionate share of Civitas’ net income, it increases other income (expense) in its consolidated statements of operations and comprehensive (loss) income and increases the carrying value of its investment in Civitas. During the year ended March 31, 2011, the Company’s proportionate share of Civitas’ net loss was not material.

The fair value of the Civitas Series A preferred stock received by the Company exceeded the carrying value of the assets the Company exchanged in this transaction. The difference between these amounts has been deferred and is being recognized as other income, ratably over a period of approximately five years in the Company’s consolidated statements of operations and comprehensive (loss) income. The carrying value of the Company’s equity investment in Civitas at March 31, 2011 is $1.3 million and is recorded in “Other assets” in the accompanying consolidated balance sheets. The carrying value of the deferred gain at March 31, 2011 is $1.2 million and has been allocated between, and is recorded in, “Accounts payable and accrued expenses” and “Other long-term liabilities” in the accompanying consolidated balance sheets.